Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Large Cap Value Fund

April 30, 2019

ZXU-QTLY-0619
1.9881560.102

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
COMMUNICATION SERVICES - 7.0%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	1,000	$30,960
Verizon Communications, Inc.	8,574	490,347
		521,307
Entertainment - 1.4%
Cinemark Holdings, Inc.	1,590	66,860
The Walt Disney Co.	1,808	247,642
		314,502
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (a)	32	38,367
Media - 3.2%
Comcast Corp. Class A	12,382	538,988
Interpublic Group of Companies, Inc.	5,001	115,023
Omnicom Group, Inc.	1,121	89,714
		743,725

TOTAL COMMUNICATION SERVICES		1,617,901

CONSUMER DISCRETIONARY - 5.5%
Auto Components - 0.5%
Aptiv PLC	1,461	125,208
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	1,899	375,185
Royal Caribbean Cruises Ltd.	1,803	218,055
		593,240
Household Durables - 0.7%
Lennar Corp. Class A	2,963	154,165
Leisure Products - 0.1%
Brunswick Corp.	634	32,467
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	1,258	139,990
Specialty Retail - 0.6%
Burlington Stores, Inc. (a)	841	142,053
Textiles, Apparel & Luxury Goods - 0.4%
Tapestry, Inc.	2,642	85,257

TOTAL CONSUMER DISCRETIONARY		1,272,380

CONSUMER STAPLES - 7.3%
Beverages - 0.7%
PepsiCo, Inc.	575	73,629
The Coca-Cola Co.	1,702	83,500
		157,129
Food & Staples Retailing - 1.5%
Kroger Co.	1,210	31,194
Walgreens Boots Alliance, Inc.	1,303	69,802
Walmart, Inc.	2,376	244,348
		345,344
Food Products - 1.8%
Archer Daniels Midland Co.	377	16,814
Conagra Brands, Inc.	3,323	102,282
Ingredion, Inc.	300	28,425
Lamb Weston Holdings, Inc.	446	31,242
Mondelez International, Inc.	3,058	155,499
The Kraft Heinz Co.	929	30,880
Tyson Foods, Inc. Class A	887	66,534
		431,676
Household Products - 2.3%
Colgate-Palmolive Co.	948	69,005
Procter & Gamble Co.	4,325	460,526
		529,531
Tobacco - 1.0%
Philip Morris International, Inc.	2,622	226,960

TOTAL CONSUMER STAPLES		1,690,640

ENERGY - 9.1%
Energy Equipment & Services - 0.8%
Baker Hughes, a GE Co. Class A	7,642	183,561
Oil, Gas & Consumable Fuels - 8.3%
BP PLC sponsored ADR	7,182	314,069
Cenovus Energy, Inc. (Canada)	17,180	170,300
Cheniere Energy, Inc. (a)	3,744	240,926
ConocoPhillips Co.	5,154	325,320
Hess Corp.	2,200	141,064
Noble Energy, Inc.	5,311	143,716
Suncor Energy, Inc.	11,236	370,536
Valero Energy Corp.	2,580	233,903
		1,939,834

TOTAL ENERGY		2,123,395

FINANCIALS - 22.4%
Banks - 10.3%
Bank of America Corp.	20,797	635,972
Citigroup, Inc.	9,395	664,225
First Horizon National Corp.	10,668	160,980
Huntington Bancshares, Inc.	17,591	244,867
KeyCorp	10,438	183,187
SunTrust Banks, Inc.	3,419	223,876
Wells Fargo & Co.	5,422	262,479
		2,375,586
Capital Markets - 3.2%
BlackRock, Inc. Class A	200	97,048
Cboe Global Markets, Inc.	638	64,827
E*TRADE Financial Corp.	3,709	187,898
Morgan Stanley	7,061	340,693
Northern Trust Corp.	500	49,275
		739,741
Consumer Finance - 4.0%
Ally Financial, Inc.	2,400	71,304
Capital One Financial Corp.	6,081	564,499
SLM Corp.	5,011	50,912
Synchrony Financial	7,218	250,248
		936,963
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	1,400	303,394
Insurance - 3.6%
American International Group, Inc.	2,708	128,820
Hartford Financial Services Group, Inc.	1,777	92,955
MetLife, Inc.	3,589	165,561
The Travelers Companies, Inc.	1,632	234,600
Willis Group Holdings PLC	1,167	215,125
		837,061

TOTAL FINANCIALS		5,192,745

HEALTH CARE - 13.5%
Health Care Equipment & Supplies - 4.1%
Abbott Laboratories	2,902	230,883
Becton, Dickinson & Co.	675	162,500
Boston Scientific Corp. (a)	2,290	85,005
Danaher Corp.	1,524	201,839
Medtronic PLC	2,299	204,174
Zimmer Biomet Holdings, Inc.	536	66,014
		950,415
Health Care Providers & Services - 2.0%
Anthem, Inc.	554	145,719
Cigna Corp.	691	109,758
CVS Health Corp.	1,867	101,527
HCA Holdings, Inc.	170	21,629
Humana, Inc.	166	42,398
McKesson Corp.	354	42,215
		463,246
Life Sciences Tools & Services - 1.0%
Thermo Fisher Scientific, Inc.	817	226,677
Pharmaceuticals - 6.4%
Allergan PLC	809	118,923
Bristol-Myers Squibb Co.	2,574	119,511
Johnson & Johnson	3,818	539,102
Merck & Co., Inc.	4,053	319,012
Pfizer, Inc.	9,763	396,475
		1,493,023

TOTAL HEALTH CARE		3,133,361

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.4%
General Dynamics Corp.	193	34,493
United Technologies Corp.	2,081	296,771
		331,264
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	872	92,624
Airlines - 0.5%
American Airlines Group, Inc.	3,514	120,109
Construction & Engineering - 0.7%
AECOM (a)	5,115	173,399
Electrical Equipment - 0.5%
Sensata Technologies, Inc. PLC (a)	2,123	106,023
Industrial Conglomerates - 1.3%
General Electric Co.	25,206	256,345
Honeywell International, Inc.	244	42,366
		298,711
Marine - 0.4%
A.P. Moller - Maersk A/S Series B	70	90,237
Professional Services - 0.3%
Nielsen Holdings PLC	2,880	73,526
Road & Rail - 1.2%
Norfolk Southern Corp.	1,323	269,918
Trading Companies & Distributors - 0.7%
HD Supply Holdings, Inc. (a)	3,731	170,469

TOTAL INDUSTRIALS		1,726,280

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.2%
Cisco Systems, Inc.	5,043	282,156
Electronic Equipment & Components - 0.9%
SYNNEX Corp.	1,023	110,361
TE Connectivity Ltd.	936	89,528
		199,889
IT Services - 4.1%
Amdocs Ltd.	6,198	341,386
Cognizant Technology Solutions Corp. Class A	3,016	220,047
Conduent, Inc. (a)	6,239	80,046
IBM Corp.	1,508	211,527
Sabre Corp.	4,913	101,994
		955,000
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	2,668	136,175
NXP Semiconductors NV	1,776	187,581
Qualcomm, Inc.	1,718	147,971
		471,727
Software - 1.4%
Microsoft Corp.	973	127,074
SS&C Technologies Holdings, Inc.	2,746	185,794
		312,868
Technology Hardware, Storage & Peripherals - 0.2%
Western Digital Corp.	894	45,701

TOTAL INFORMATION TECHNOLOGY		2,267,341

MATERIALS - 3.8%
Chemicals - 3.0%
DowDuPont, Inc.	7,418	285,222
LyondellBasell Industries NV Class A	1,303	114,964
Nutrien Ltd.	2,335	126,641
Olin Corp.	2,952	64,029
Westlake Chemical Corp.	1,681	117,250
		708,106
Construction Materials - 0.3%
Eagle Materials, Inc.	815	74,092
Containers & Packaging - 0.5%
Crown Holdings, Inc. (a)	1,832	106,494

TOTAL MATERIALS		888,692

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Homes 4 Rent Class A	2,639	63,283
American Tower Corp.	851	166,200
Boston Properties, Inc.	1,106	152,208
Corporate Office Properties Trust (SBI)	2,794	77,897
DDR Corp.	2,858	37,840
Prologis, Inc.	2,221	170,284
Spirit Realty Capital, Inc.	339	13,716
Store Capital Corp.	1,473	49,080
VICI Properties, Inc.	3,301	75,263
Welltower, Inc.	1,910	142,352
Weyerhaeuser Co.	2,000	53,600
		1,001,723
Real Estate Management & Development - 0.3%
Cushman & Wakefield PLC	2,810	55,188

TOTAL REAL ESTATE		1,056,911

UTILITIES - 6.1%
Electric Utilities - 5.2%
Edison International	2,102	134,045
Entergy Corp.	1,300	125,970
Evergy, Inc.	2,731	157,906
Exelon Corp.	3,700	188,515
FirstEnergy Corp.	3,500	147,105
NextEra Energy, Inc.	1,353	263,077
Vistra Energy Corp.	6,860	186,935
		1,203,553
Multi-Utilities - 0.9%
Sempra Energy	1,642	210,094

TOTAL UTILITIES		1,413,647

TOTAL COMMON STOCKS
(Cost $20,580,419)		22,383,293
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.35% 5/2/19 (b)
(Cost $49,997)	50,000	49,997
	Shares	Value

Money Market Funds - 3.3%
Fidelity Cash Central Fund, 2.49% (c)
(Cost $754,183)	754,043	754,194
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,384,599)		23,187,484
NET OTHER ASSETS (LIABILITIES) - 0.0%		6,522
NET ASSETS - 100%		$23,194,006

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	3	June 2019	$188,700	$4,379	$4,379

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $44,997.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,042
Total	$6,042

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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